Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of earnings per share [text block] [Abstract]
Antidilutive securities excluded from computation of earnings per share, Amount	1,038,537
Average number of options outstanding	633,314	812,167
Warrant to purchase of common stock	1,143,537
Warrants to purchase		2,488,520